Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Income before income taxes, as per the statement of operations	$ 52,811	$ 77,263	$ 66,338
Statutory tax rate in Israel	24.00%	25.00%	26.50%
Tax computed at the statutory tax rate	$ 12,675	$ 19,316	$ 17,579
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	1,522	978	1,358
Effect of different tax rates	843	(1,143)	(54)
Effect of "Approved, Beneficiary or Preferred Enterprise" status	(252)	(1,338)	(2,406)
Group's share of profits of companies accounted for at equity	(270)	(87)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	4,695	1,442	1,676
Effect of change in tax rates	(5,796)	112
Taxes in respect of prior years	(227)	1,718	(1,284)
Non-refundable withholding tax and tax advances	178	121
Other	3	44	(885)
Taxes on income	$ 13,371	$ 21,163	$ 15,984